Concentrations and Risks - Schedule of the Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue	$ 28,048		$ 2,819	$ 4,291
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue	$ 480		$ 637	$ 1,760
Total percentage		[1]	23.00%	41.00%
Customer Concentration Risk [Member] | Customer A [Member] | Payables [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total percentage	13.00%
Payables to customers	$ 371
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue	$ 50		$ 591
Total percentage		[1]	21.00%
Customer Concentration Risk [Member] | Customer B [Member] | Receivables [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total percentage			52.00%
Total receivables from customers			$ 99
Customer Concentration Risk [Member] | Customer C - a related party [Member] | Revenue Benchmark [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue	$ 536		$ 527	$ 815
Total percentage		[1]	19.00%	19.00%
Customer Concentration Risk [Member] | Customer C - a related party [Member] | Receivables [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total percentage			22.00%
Total receivables from customers	$ 292		$ 42
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue			$ 388
Total percentage			14.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue			$ 309
Total percentage			11.00%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue				$ 1,100
Total percentage				26.00%
Customer Concentration Risk [Member] | Customer G [Member] | Revenue Benchmark [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue	$ 7,131
Total percentage	25.00%
Customer Concentration Risk [Member] | Customer G [Member] | Receivables [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total percentage	45.00%
Total receivables from customers	$ 5,163
Customer Concentration Risk [Member] | Customer H [Member] | Revenue Benchmark [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue	$ 6,588
Total percentage	23.00%
Customer Concentration Risk [Member] | Customer H [Member] | Receivables [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total percentage	30.00%
Total receivables from customers	$ 3,460
Customer Concentration Risk [Member] | Customer I [Member] | Revenue Benchmark [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total revenue	$ 4,146
Total percentage	15.00%
Customer Concentration Risk [Member] | Customer I [Member] | Receivables [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total percentage	10.00%
Total receivables from customers	$ 1,218
Customer Concentration Risk [Member] | Customer J [Member] | Receivables [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total percentage			21.00%
Total receivables from customers			$ 41
Customer Concentration Risk [Member] | Customer K [Member] | Payables [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total percentage			31.00%
Payables to customers			$ 1,568
Customer Concentration Risk [Member] | Customer L [Member] | Payables [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total percentage			28.00%
Payables to customers			$ 1,404
Customer Concentration Risk [Member] | Customer M [Member] | Payables [Member]
Schedule of the Customers Accounting of Total Revenue [Line Items]
Total percentage			13.00%
Payables to customers			$ 655

[1]	Less than 10%